Offerings - Offering: 1	Oct. 15, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Maximum Aggregate Offering Price	$ 400,000,000
Offering Note
(1)

Consists of shares to be issued pursuant to that certain Amended and Restated Sales Agreement, dated September 17, 2025, by and among United States Antimony Corporation, A.G.P./Alliance Global Partners and B. Riley Securities, Inc.

(2)	Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended.
*	Table 2: Fee Offset Claims and Sources and Table 3: Combined Prospectuses omitted as inapplicable.